SHARE BASED COMPENSATION	9 Months Ended	12 Months Ended
	Jul. 31, 2022	Dec. 31, 2021	Oct. 31, 2021
SHARE BASED COMPENSATION

11. SHARE BASED COMPENSATION

The following table summarizes share-based compensation expense included in the condensed consolidated statements of operations (in thousands):

	Three Months Ended July 31,		Nine Months Ended July 31,
	2022	2021	2022	2021
Research and development	$12	$29	$36	$142
General and administrative	13	31	38	369
Total	$25	$60	$74	$511

Stock Options

A summary of changes in the stock option plan for the nine months ended July 31, 2022 is as follows:

	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life In Years	Aggregate Intrinsic Value (in thousands)
Outstanding as of October 31, 2021	11,192	$1,550.26	7.80	$34
Cancelled or expired	(74)	22,200.00
Outstanding as of July 31, 2022	11,118	$1,412.82	7.06	$-
Vested and exercisable at July 31, 2022	7,490	$2,077.20	6.64	$-

The following table summarizes information about the outstanding and exercisable options at July 31, 2022:

Options Outstanding				Options Exercisable
		Weighted	Weighted		Weighted	Weighted
		Average	Average		Average	Average
Exercise	Number	Remaining	Exercise	Number	Remaining	Exercise
Price Range	Outstanding	Contractual	Price	Exercisable	Contractual	Price
$ 24.00-$50.00	4,241	7.86	$32.53	1,964	7.69	$30.40
$ 50.01-$100.00	4,174	7.74	$53.33	2,824	7.73	$53.58
$ 100.01-20,664.00	2,703	4.75	$5,677.84	2,703	4.75	$5,677.84

As of July 31, 2022, there was approximately $77,000 of unrecognized compensation cost related to non-vested stock option awards, which is expected to be recognized over a remaining weighted average vesting period of 0.94 years.

Potential Acceleration of Stock Options

In the event of a merger transaction, similar to the Previously Proposed Merger Agreement, all of the Chief Executive Officer’s 624 unvested stock options as of July 31, 2022, pursuant to his employment agreement, would accelerate.

9. SHARE BASED COMPENSATION

The following table summarizes share-based compensation expense included in the consolidated statement of operations by expense category for the years ended October 31, 2021 and 2020 (in thousands):

	Year Ended October 31,
	2021	2020
Research and development	$164	$308
General and administrative	402	583
Total	$566	$891

Amendments

The Advaxis, Inc. 2015 Incentive Plan (the “2015 Plan”) was originally ratified and approved by the Company’s stockholders on May 27, 2015. Subject to proportionate adjustment in the event of stock splits and similar events, the aggregate number of shares of common stock that may be issued under the 2015 Plan is 3,000 shares, plus a number of additional shares (not to exceed 542) underlying awards outstanding as of the effective date of the 2015 Plan under the prior plan that thereafter terminate or expire unexercised, or are cancelled, forfeited or lapse for any reason.

On January 1, 2020, 2,083 shares were added to the 2015 Plan.

At the Annual Meeting of Stockholders of the Company held on May 4, 2020, the Company’s stockholders voted to approve an amendment to increase the number of shares authorized for issuance under the 2015 Plan from 10,972 shares to 75,000 shares.

On January 1, 2021, 2,083 shares were added to the 2015 Plan.

As of October 31, 2021, there were 64,100 shares available for issuance under the 2015 Plan.

Restricted Stock Units (RSUs)

A summary of the Company’s RSU activity and related information for the fiscal year ended October 31, 2021 and 2020 is as follows:

	Number of RSU’s	Weighted-Average Grant Date Fair Value
Balance at October 31, 2019	183	$3,809.60
Vested	(110)	4,847.20
Cancelled	(4)	7,904.00
Balance at October 31, 2020	69	$1,945.60
Vested	(69)	1,945.60
Balance at October 31, 2021	-	$-

The fair value of the RSUs as of the respective vesting dates was approximately $3,000 and $5,000 for the years ended October 31, 2021 and 2020, respectively.

Employee Stock Awards

Common stock issued to executives and employees related to vested incentive retention awards and employment inducements totaled 69 shares and 110 shares during the years ended October 31, 2021 and 2020, respectively. Total stock compensation expense associated with these awards for the years ended October 31, 2021 and 2020 was approximately $67,000 and $0.2 million, respectively.

Stock Options

A summary of changes in the stock option plan for the years ended October 31, 2021 and 2020 is as follows (in thousands, except share and per share data):

	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life In Years	Aggregate Intrinsic Value
Outstanding as of October 31, 2019	7,022	$5,728.92	7.34	$1
Granted	8,073	48.69
Cancelled or expired	(2,426)	2,765.64
Outstanding as of October 31, 2020	12,669	$2,676.78	8.04	$4
Granted	625	31.20
Exercised	(4)	24.00
Cancelled or expired	(2,098)	7,903.21
Outstanding as of October 31, 2021	11,192	$1,550.26	7.8	$34
Vested and exercisable at October 31, 2021	5,744	$2,957.17	6.98	$15

During the year ended October 31, 2021, the Company granted stock options to purchase 625 shares of its common stock to an employee. The stock options have a ten-year term, vest over three years from the date of grant, and have an exercise price of $31.20. During the year ended October 31, 2020, the Company granted stock options to purchase 7,260 and 813 shares of its common stock to employees and directors, respectively. The stock options issued to employees have a ten-year term, vest over three years, and have an exercise price of $39.20 to $52.80. The stock options issued to directors have a ten-year term, vest over three years, and have an exercise price of $52.80.

The weighted average grant date fair value of options granted during the fiscal years ended October 31, 2021 and 2020 was $31.20 and $48.69, respectively.

The total intrinsic value of options exercised during the fiscal years ended October 31, 2021 and 2020 was $162 and $0.

Total compensation cost related to the Company’s outstanding stock options, recognized in the consolidated statement of operations for the years ended October 31, 2021 and 2020 was approximately $0.5 million and $0.7 million, respectively.

As of October 31, 2021, there was approximately $0.2 million of unrecognized compensation cost related to non-vested stock option awards, which is expected to be recognized over a remaining weighted average vesting period of approximately 1.61 years.

The following table summarizes information about the outstanding and exercisable stock options at October 31, 2021:

Options Outstanding					Options Exercisable
		Weighted	Weighted			Weighted	Weighted
		Average	Average			Average	Average
Exercise	Number	Remaining	Exercise	Intrinsic	Number	Remaining	Exercise	Intrinsic
Price Range	Outstanding	Contractual	Price	Value	Exercisable	Contractual	Price	Value
$24.00-$800.00	9,109	8.43	$85.12	$27	3,661	8.23	$112.22	$15
$800.01-$8,000.00	1,133	6.22	$2,323.42	$-	1,133	6.22	$2,323.42	$-
$8000.01-$16,000.00	638	3.47	$12,963.87	$-	638	3.47	$12,963.87	$-
$16,000.01-$22,200.00	312	2.22	$18,178.77	$-	312	2.22	$18,178.77	$-

The fair value of each option granted from the Company’s stock option plans during the years ended October 31, 2021 and 2020 was estimated on the date of grant using the Black-Scholes option-pricing model. Using this model, fair value is calculated based on assumptions with respect to (i) expected volatility of the Company’s common stock price, (ii) the periods of time over which employees and Board Directors are expected to hold their options prior to exercise (expected lives), (iii) expected dividend yield on the Company’s common stock, and (iv) risk-free interest rates, which are based on quoted U.S. Treasury rates for securities with maturities approximating expected lives of the options. The Company used their own historical volatility in determining the volatility to be used. The expected term of the stock option grants was calculated using the “simplified” method in accordance with the SEC Staff Accounting Bulletin 107. The “simplified” method was used since the Company believes its historical data does not provide a reasonable basis upon which to estimate expected term and the Company does not have enough option exercise data from its grants issued to support its own estimate as a result of vesting terms and changes in the stock price. The expected dividend yield is zero as the Company has never paid dividends to common shareholders and does not currently anticipate paying any in the foreseeable future.

The following table provides the weighted average fair value of stock options granted to directors and employees and the related assumptions used in the Black-Scholes model:

	Year Ended
	October 31, 2021	October 31, 2020
Expected term	6 years	5.50-6.50 years
Expected volatility	103.27%	100.27-105.21%
Expected dividends	0%	0%
Risk free interest rate	0.53%	0.36-0.62%

Employee Stock Purchase Plan

The Advaxis, Inc. 2018 Employee Stock Purchase Plan (ESPP) was approved by the Company’s shareholders on March 21, 2018. The 2018 ESPP allows employees to purchase common stock of the Company at a 15% discount to the market price on designated exercise dates. Employees were eligible to participate in the 2018 ESPP beginning May 1, 2018. 12,500 shares of the Company’s Common stock were reserved for issuance under the 2018 ESPP.

During the fiscal years ended October 31, 2021 and 2020, the Company issued 12 and 176 shares, respectively, under the 2018 ESPP. In July 2021, the ESPP was terminated.

Ayala Pharmaceuticals Inc [Member]
SHARE BASED COMPENSATION

8. Stock-Based Plans

In 2017, the Company’s board of directors adopted the 2017 Stock Incentive Plan (the “Plan”). According to the Plan, share awards, including restricted stock, restricted stock units or other stock-based awards, or options to purchase shares may be granted to employees, directors, consultants and other service providers of the Company or any affiliate of the Company.

As of December 31, 2021, a total of 1,841,040 shares of Common Stock were authorized for issuance in accordance with the provisions of the 2017 Plan, of which 593,040 shares were then available for future awards (whether as share awards or as options to purchase shares of common stock of the Company). Each option granted under the Plan expires no later than 10 years from the date of grant. The options vest primarily over four to five years of employment.

The following table set forth the parameters used in the computation of the fair value of options granted to employees:

	Year ended
	December 31,
	2021	2020
Expected volatility	80%	80%
Expected dividends	0%	0%
Expected term (in years)	6.34	6.34
Risk free rate	0.50%-1.08%	0.47%-2.03%

Expected Volatility:

As the Company was privately owned in part of 2020, there was not sufficient historical volatility for the expected term of the stock options. Therefore, the Company used an average historical share price volatility based on an analysis of reported data for a peer group of comparable publicly traded companies which were selected based upon industry similarities.

Expected term (years):

Expected term represents the period that the Company’s option grants are expected to be outstanding. There is not sufficient historical share exercise data to calculate the expected term of the stock options. Therefore, the Company elected to utilize the simplified method to value option grants. Under this approach, the weighted-average expected life is presumed to be the average of the shortest vesting term and the contractual term of the option.

Risk-free interest rate:

The Company determined the risk-free interest rate by using a weighted-average equivalent to the expected term based on the U.S. Treasury yield curve in effect as of the date of grant.

Expected dividend yield:

The Company does not anticipate paying any dividends in the foreseeable future.

The Company recorded stock-based compensation for the period indicated as follows (in thousands):

	Year ended	Year ended
	December 31,	December 31,
	2021	2020
Research and Development	$1,097	$509
General and Administrative	1,587	1,060
Total Stock-Based Compensation	$2,684	$1,569

The Company recognizes compensation expenses for the value of its awards granted based on the accelerated method over the requisite service period of each of the awards.

A summary of the Company’s stock option activity granted to employees under the Plan is as follows:

	Year ended December 31, 2021
			Weighted
			average
		Weighted	remaining
		average	contractual	Aggregate
	Number of	exercise	term	intrinsic
	options	price	(in years)	value

Outstanding at Beginning of Year	695,674	$6.07	7.25	$1,695,276
Granted	295,470	10.99
Exercised	(18,328)	5.50		$55,133
Forfeited	(70,527)	9.78
Expired	(1,500)	5.10
Outstanding, December 31, 2021	900,789	$7.41	7.78	$991,878
Exercisable Options, December 31, 2021	476,303	$5.93	7.12	$1,230,643

The weighted-average grant date per-share fair value of stock options granted during 2021 and 2020 was $7.98 and $6.07, respectively. The aggregate intrinsic value of stock options exercised during the year ended December 31, 2021 and 2020 was $55 and $280, respectively. As of December 31, 2021, there was approximately $1.1 million of total unrecognized compensation cost related to non-vested stock-based compensation arrangements granted under the Plan. That cost is expected to be recognized over a weighted-average period of 0.93 years.

Company’s restricted shares:

In February 2018, the Company granted 83,165 restricted shares to an employee and an officer of the Company. In the case of the officer, the restricted shares vest over two years starting November 15, 2017, and in the case of the other employee, the restricted shares vest over four years starting November 15, 2017.

In December 2019, the Company granted 59,597 restricted shares to two officers of the Company. The restricted shares vest over four years starting December 24,

2019.

In May 2020, the Company granted 58,651 restricted shares to two officers of the Company. The restricted shares vest over four years starting May 7, 2020.

The following table summarizes information relating to restricted shares, as well as changes to such awards during the fiscal years ended December 31, 2021 and 2020:

	Year ended	Year ended
	December 31,	December 31,
	2021	2020
Outstanding at beginning of Year	101,929	65,847
Granted	71,253	58,651
Forfeited	—	(3,907)
Vested	(48,834)	(18,662)
Outstanding at end of Year	124,348	101,929

The weighted average fair values at grant date of restricted shares granted for the years ended December 31, 2021 and 2020 was $11.26 and $15.00, per share respectively.

The total fair value of shares vested during each of 2021 and 2020 was approximately $0.2 million. As of December 31, 2021, the Company had approximately $1.8 million of unrecognized compensation expense related to non-vested restricted shares, expected to be recognized over a weighted average period of 1.73 years.

Restricted shares are subject to a repurchase right by the Company on certain occasions. Under the repurchase right, the Company may reacquire restricted shares, for no consideration, if certain conditions occur including the employees’ end of service with the Company.